Document and Entity Information	Aug. 24, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Aug. 24, 2018
Document Effective Date	Aug. 24, 2018
Prospectus Date	Jan. 28, 2018